Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Parenthetical) (Detail) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure Of Operating Costs [Line Items]
Operating lease expenses		$ 787.0	$ 555.0		$ 541.0
Purchases of the other investors' share of production		332.0	229.0		383.0
Pre-tax gains on disposals of property, plant and equipment	$ 549.0	586.0	138.0		$ 354.0
United Kingdoms Financial Conduct Authority (FCA) [Member]
Disclosure Of Operating Costs [Line Items]
Financial penalty			$ 36.4	£ 27.4
Kitimat [Member]
Disclosure Of Operating Costs [Line Items]
Pre-tax gains on disposals of property, plant and equipment		$ 549.0